Income Taxes - Summary of Tax Loss Carryforwards Expiration (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 214,313
Without expiration dates	125,642
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Without expiration dates	41,821
TOTAL	41,821
U.S. [Member] | Expires 2021 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	0
U.S. [Member] | Expires 2022 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	0
U.S. [Member] | Expires 2023 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	0
U.S. [Member] | Expires 2024 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	0
U.S. [Member] | Expires 2025 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	0
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Without expiration dates	83,821
TOTAL	172,492
Foreign [Member] | Expires 2021 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	302
Foreign [Member] | Expires 2022 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	608
Foreign [Member] | Expires 2023 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	3,909
Foreign [Member] | Expires 2024 [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	975
Foreign [Member] | Expires 2025 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 82,877